Summary of Principal Accounting Policies (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financial statement amounts and balances of the Group's VIEs
Cash and cash equivalents	$ 260,295,909	$ 317,811,056	$ 98,729,639	$ 71,090,266
Accounts receivable, net of allowance for doubtful accounts	113,991,480	119,741,936
Customer deposits	58,833,225
Amounts due from related parties	8,906	684
Total current assets	485,083,945	480,766,424
Accounts payable	327,140	370,652
Accrued payroll and welfare expenses	45,691,874	48,007,240
Income tax payable	66,814,874	57,246,193
Other tax payable	31,930,296	27,804,416
Amounts due to related parties	10,214,007	5,289,491
Advance from customers	5,703,085	5,054,408
Liability for accrued marketing and advertising expenses	3,914,990	19,269,565
Liability for unpaid consideration for acquiring non-controlling interest	7,338,593	25,645,630
Other current liabilities	7,672,494	8,613,203
Total current liabilities	179,607,353	197,300,798
Deferred tax liabilities, non-current	22,997,731	26,041,591
Total revenues	575,803,936	496,022,873	335,421,516
Cost of revenues	(60,313,726)	(51,129,730)	(63,990,693)
Net income	34,805,905	66,659,388	42,650,028
Net cash provided by operating activities	51,274,996	124,830,989	83,422,980
Net cash used in investing activities	(15,099,773)	(12,355,416)	(16,656,933)
Net cash used in financing activities	(85,174,408)	107,080,458	(41,359,931)
Consolidated VIEs without recourse
Financial statement amounts and balances of the Group's VIEs
Cash and cash equivalents	59,170,627	95,927,942
Accounts receivable, net of allowance for doubtful accounts	111,300,756	117,835,596
Customer deposits	38,710,027
Amounts due from related parties	13,238,930	684
Other current assets	42,795,082	31,506,971
Total current assets	265,215,422	245,271,193
Total non-current assets	22,008,141	27,333,289
Total assets	287,223,563	272,604,482
Accounts payable	327,140	370,652
Accrued payroll and welfare expenses	34,784,706	40,946,532
Income tax payable	27,599,392	26,702,856
Other tax payable	17,268,065	15,883,568
Amounts due to related parties	1,418,096	30,147,834
Advance from customers	5,366,944	4,617,183
Liability for accrued marketing and advertising expenses	733,473	3,691,831
Liability for unpaid consideration for acquiring non-controlling interest	7,338,593	25,645,630
Other current liabilities	6,340,375	5,137,314
Total current liabilities	101,176,784	153,143,400
Deferred tax liabilities, non-current	523,874	469,579
Total liabilities	101,700,658	153,612,979
Total revenues	558,714,556	484,511,682	316,271,620
Cost of revenues	(48,032,280)	(41,218,756)	(58,253,716)
Net income	3,307,694	2,532,232	1,285,139
Net cash provided by operating activities	41,577,844	57,761,765	64,832,510
Net cash used in investing activities	(13,884,075)	(10,927,762)	(16,640,090)
Net cash used in financing activities	$ (59,873,366)	$ (14,418,056)	$ (37,824,941)